Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Formation and operating costs	$ 3,186	$ 2,273,045	$ 303,083	$ 5,505,160	$ 742,033	$ 4,274,797
Loss from operations	(3,186)	(2,273,045)	(303,083)	(5,505,160)	(742,033)	(4,274,797)
Other income (expense)
Interest income earned in Trust Account	0	1,394,141	24,766	1,928,245	54,458	82,791
Change in fair value of Warrant liabilities	0	123,333	3,378,666	7,544,880	7,431,333	8,396,453
Recovery of offering costs allocated to Warrants		294,147		294,147
Offering costs allocated to Warrants	0			0	(475,053)	(475,053)
Total other income, net	0	1,811,621	3,403,432	9,767,272	7,010,738	8,004,191
Net income (loss)	$ (3,186)	$ (461,424)	$ 3,100,349	$ 4,262,112	$ 6,268,705	$ 3,729,394
Class A ordinary shares subject to possible redemption [Member]
Other income (expense)
Weighted average shares outstanding, Basic	0	33,000,000	33,000,000	33,000,000	24,538,462	26,671,233
Weighted average shares outstanding, Diluted	0					26,671,233
Basic net income (loss) per share	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Diluted net income (loss) per share	$ 0					$ 0.11
Common Class B [Member]
Other income (expense)
Weighted average shares outstanding, Basic	7,500,000	8,250,000	8,250,000	8,250,000	8,057,692	8,106,164
Weighted average shares outstanding, Diluted	7,500,000					8,106,164
Basic net income (loss) per share	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Diluted net income (loss) per share	$ 0					$ 0.11